Investments - Aging Of Gross Unrealized Losses (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value
Less than 12 Months		$ 0.2	$ 0.0
12 Months or More		2.2	3.2
Fair Value		2.4	3.2
Gross Unrealized Losses
Less than 12 Months		0.0	0.0
12 Months or More		0.0	0.0
Gross Unrealized Losses		0.0	0.0
U.S. Government obligations
Fair Value
Less than 12 Months		0.2	0.0
12 Months or More		2.2	3.2
Fair Value		2.4	3.2
Gross Unrealized Losses
Less than 12 Months		0.0	0.0
12 Months or More		0.0	0.0
Gross Unrealized Losses	$ 0.0	$ 0.0	$ 0.0